18. Loans and financing (Details 6) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Book value	R$ 8,409,841
Fair value	8,917,162
Senior Notes and Perpetual Notes [Member]
Disclosure of detailed information about borrowings [line items]
Book value	3,496,178
Fair value	3,746,016
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Book value	1,229,600
Fair value	1,235,697
Exchangeable Senior Notes Derivatives [Member]
Disclosure of detailed information about borrowings [line items]
Book value	1,782,969
Fair value	2,021,414
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Book value	578,725
Fair value	591,666
Other [Member]
Disclosure of detailed information about borrowings [line items]
Book value	1,322,369
Fair value	R$ 1,322,369